Investments (Schedule Of Investment In Nonconsolidated affiliates) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment, beginning balance				$ 238,805				$ 370,912	$ 238,805	$ 370,912
Cash advances (repayments)									3,452	3,051
Acquisitions of investments, net									1,811	1,354
Equity in earnings (loss)	$ (29)	$ 3,955	$ (16)	(13,326)	$ (91,291)	$ 3,983	$ 5,971	3,641	(9,416)	(77,696)	$ 18,557
Foreign currency transaction adjustment									1,526	(37,064)
Distributions received									(1,228)	(21,676)
Proceeds on sale									(236,603)
Other									11,146	(76)
Investment, ending balance	9,493				238,805				9,493	238,805	370,912
ARN [Member]
Investment, beginning balance				220,750				353,062	220,750	353,062
Cash advances (repayments)									0	0
Acquisitions of investments, net									0	0
Equity in earnings (loss)									(12,678)	(75,318)
Foreign currency transaction adjustment									1,449	(37,068)
Distributions received									(228)	(19,926)
Proceeds on sale									(220,783)
Other									11,490	0
Investment, ending balance	0				220,750				0	220,750	353,062
All Others [Member]
Investment, beginning balance				$ 18,055				$ 17,850	18,055	17,850
Cash advances (repayments)									3,452	3,051
Acquisitions of investments, net									1,811	1,354
Equity in earnings (loss)									3,262	(2,378)
Foreign currency transaction adjustment									77	4
Distributions received									(1,000)	(1,750)
Proceeds on sale									(15,820)
Other									(344)	(76)
Investment, ending balance	$ 9,493				$ 18,055				$ 9,493	$ 18,055	$ 17,850